United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)


                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 11/30/04


                 Date of Reporting Period: Quarter ended 8/31/04


Item 1.     Schedule of Investments


Federated Capital Income Fund
Portfolio of Investments
August 31, 2004 (unaudited)



 Shares                                                                      Value
                Common Stocks--36.7%
                Consumer Discretionary--4.5%
 13,700         Black & Decker Corp.                                  $     944,341
 51,700         Delphi Auto Systems Corp.                                   473,572
 26,000         Electrolux AB, ADR, Class B                                 959,660
 30,200         La-Z Boy Chair Co.                                          466,288
 166,000        Limited, Inc.                                               3,333,280
 89,700         Mattel, Inc.                                                1,443,273
 94,400         May Department Stores Co.                                   2,313,744
 69,400         Maytag Corp.                                                1,403,962
 110,100        Newell Rubbermaid, Inc.                                     2,370,453
 342,100        Pearson PLC, ADR                                            3,855,467
 111,000        Tupperware Corp.                                            1,894,770
 23,000         Valeo SA, ADR                                               454,250
 23,400         Whirlpool Corp.                                             1,430,676
                Total                                                       21,343,736
                Consumer Staples--2.5%
 18,600         Albertsons, Inc.                                            457,188
 29,400         Altria Group, Inc.                                          1,439,130
 43,200         Coca-Cola Co.                                               1,931,472
 153,800        Loews Corp. - Carolina Group                                3,795,784
 107,600        Sara Lee Corp.                                              2,381,188
 55,800         Unilever PLC, ADR                                           1,944,072
                Total                                                       11,948,834
                Energy--1.2%
 10,200         ChevronTexaco Corp.                                         994,500
 74,100         Exxon Mobil Corp.                                           3,416,010
 50,000         Tidewater, Inc.                                             1,459,000
                Total                                                       5,869,510
                Financials--12.5%
 12,200         Ace, Ltd.                                                   470,310
 147,600        Allstate Corp.                                              6,968,196
 75,534         Bank of America Corp.                                       3,397,519
 48,200         Bank of New York Co., Inc.                                  1,436,360
 12,000         BB&T Corp.                                                  479,880
 27,600         Capital Federal Financial                                   932,880
 7,000          Chubb Corp.                                                 476,070
 103,300        Citigroup, Inc.                                             4,811,714
 39,900         Comerica, Inc.                                              2,399,985
 26,100         Fannie Mae                                                  1,943,145
 53,000         Friedman, Billings, Ramsey Group, Inc., Class A             999,050
 97,000         J.P. Morgan Chase & Co.                                     3,839,260
 127,600        Lloyds TSB Group PLC, ADR                                   3,886,696
 86,300         Marsh & McLennan Cos., Inc.                                 3,856,747
 80,500         MBNA Corp.                                                  1,943,270
 32,900         Mellon Financial Corp.                                      949,494
 40,800         Montpelier Re Holdings Ltd.                                 1,407,192
 37,500         Morgan Stanley                                              1,902,375
 27,000         Nationwide Financial Services, Inc., Class A                939,330
 183,600        New York Community Bancorp, Inc.                            3,919,860
 121,000        Regions Financial Corp.                                     3,907,090
 229,700        Trizec Properties, Inc.                                     3,881,930
 7,100          UBS AG                                                      479,179
 132,900        U.S. Bancorp                                                3,920,550
                Total                                                       59,148,082
                Healthcare--2.9%
 15,100         Baxter International, Inc.                                  461,154
 83,100         GlaxoSmithKline PLC, ADR                                    3,418,734
 72,800         Merck & Co., Inc.                                           3,273,816
 30,000         Pfizer, Inc.                                                980,100
 156,500        Wyeth                                                       5,723,205
                Total                                                       13,857,009
                Industrials--3.1%
 163,300        BAE Systems PLC, ADR                                        2,356,027
 248,100        General Electric Co.                                        8,135,199
 13,100         Honeywell International, Inc.                               471,338
 22,000         Quebecor World, Inc.                                        483,340
 40,800         TPG NV - ADR                                                952,680
 8,400          Union Pacific Corp.                                         479,724
 68,500         Waste Management, Inc.                                      1,903,615
                Total                                                       14,781,923
                Information Technology--0.8%
 105,700        Hewlett-Packard Co.                                         1,890,973
 81,000         Nokia Oyj, ADR, Class A                                     962,280
 133,500        Premier Farnell PLC, ADR                                    949,185
                Total                                                       3,802,438
                Materials--1.9%
 18,200         Air Products & Chemicals, Inc.                              953,316
 15,600         Ciba Specialty Chemical AG, ADR                             471,120
 33,800         Du Pont (E.I.) de Nemours & Co.                             1,428,388
 83,700         Hanson PLC, ADR                                             2,868,399
 33,700         Southern Peru Copper Corp.                                  1,499,650
 98,900         UPM - Kymmene OY, ADR                                       1,907,781
                Total                                                       9,128,654
                Telecommunication Services--3.6%
 152,100        AT&T Corp.                                                  2,248,038
 45,100         BCE, Inc.                                                   938,982
 54,700         BellSouth Corp.                                             1,463,772
 192,300        Matav RT, ADR                                               3,947,919
 149,000        SBC Communications, Inc.                                    3,842,710
 191,200        TDC A/S, ADR                                                3,386,152
 83,400         Telstra Corp. Ltd., ADR                                     1,416,132
                Total                                                       17,243,705
                Utilities--3.7%
 17,300         Black Hills Corp.                                           481,805
 24,000         DPL, Inc.                                                   487,920
 21,700         Duke Energy Corp.                                           480,438
 71,200         Edison International                                        1,913,856
 120,900        Electricidade de Portugal SA, ADR                           3,385,200
 9,300          Equitable Resources, Inc.                                   487,599
 50,900         Northeast Utilities Co.                                     975,753
 20,800         ONEOK, Inc.                                                 490,048
 92,600         Pinnacle West Capital Corp.                                 3,908,646
 40,100         RWE AG, RDC                                                 1,959,094
 209,500        Scottish & Southern Energy PLC, ADR                         2,775,875
                Total                                                       17,346,234
                Total Common Stocks (identified cost $164,261,503)          174,470,125
                CoRPORATE BONDS--11.0%
                Basic Industry--Metals & Mining--0.4%
$1,500,000      Placer Dome, Inc., Bond, 8.500%, 12/31/2045                 1,714,029
                Basic Industry--Paper--0.3%
 800,000        Louisiana-Pacific Corp., 8.875%, 8/15/2010                  948,000
 400,000        Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027                 466,752
                Total                                                       1,414,752
                Brewing--0.3%
 1,250,000      Bavaria, Series 144A, 8.875%, 11/01/2010                    1,328,125
                Broadcast Radio & TV--0.4%
 1,900,000      Grupo Televisa S.A., Sr. Note, 8.500%, 3/11/2032            2,075,750
                Cable & Wireless Television--0.1%
 410,667        Innova S De R.L. , Sr. Note, 12.875%, 4/01/2007             419,907
 200,000        Innova S De R.L., 9.375%, 9/19/2013                         219,000
                Total                                                       638,907
                Capital Goods--Diversified Manufacturing--0.3%
 1,500,000  1,2 Hutchison Whampoa Ltd., Series 144A, 6.500%,
                2/13/2013                                                   1,588,155
                Capital Goods--Environmental--0.4%
 1,500,000      USA Waste Services Ins, Sr. Note, 7.125%,
                10/01/2007                                                  1,659,675
                Chemicals & Plastics--0.2%
 770,000        Trikem SA, Sr. Note, Series REGS, 10.625%,
                7/24/2007                                                   800,800
                Communications--Media & Cable--0.8%
 1,000,000      British Sky Broadcasting Group PLC, 8.200%,
                7/15/2009                                                   1,160,398
 1,500,000      Continental Cablevision, Sr. Deb., 8.875%,
                9/15/2005                                                   1,596,750
 1,000,000      Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013         1,110,930
                Total                                                       3,868,078
                Communications--Media Noncable--0.6%
 1,500,000      News America Holdings, Note, 8.150%, 10/17/2036             1,869,162
 750,000        Univision Communications, Inc., 7.850%, 7/15/2011           883,423
                Total                                                       2,752,585
                Communications--Telecom Wireless--0.4%
 1,850,000      AT&T Wireless Services, Sr. Note, 7.350%, 3/01/2006         1,975,874
                Communications--Telecom Wirelines--1.0%
 1,500,000      CenturyTel, Inc., 8.375%, 10/15/2010                        1,743,990
 1,200,000      Citizens Communications, 9.000%, 8/15/2031                  1,185,000
 1,500,000      Telecom de Puerto Rico, Note, 6.650%, 5/15/2006             1,583,895
                Total                                                       4,512,885
                Consumer Cyclical--Automotive--0.4%
 350,000        General Motors Acceptance, 4.500%, 7/15/2006                356,818
 1,500,000      General Motors Acceptance, 6.875%, 9/15/2011                1,567,065
                Total                                                       1,923,883
                Consumer Cyclical--Entertainment--0.1%
 500,000        Time Warner, Inc., Deb., 8.110%, 8/15/2006                  545,895
                Consumer Non---Cyclical--Consumer Products--0.1%
 600,000        Alberto-Culver Co., Unsecd. Note, 8.250%,
                11/01/2005                                                  639,300
                Consumer Non--Cyclical--Tobacco--0.1%
 260,000        Philip Morris, Note, 6.375%, 2/1/2006                       270,085
                Container & Glass Products--0.3%
 360,000        Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007         355,500
 1,200,000      Vitro SA, Note, Series 144A, 11.750%, 11/01/2013            1,086,000
                Total                                                       1,441,500
                Financial Institution--Banking--0.6%
 1,000,000      Banco Mercantil Norte CI, Series 144A, 5.875%,
                2/17/2014                                                   1,012,500
 1,500,000      Corp Andina De Fomento, Bond, 7.375%, 1/18/2011             1,702,380
                Total                                                       2,714,880
                Financial Institution--Brokerage--0.3%
 1,500,000      Waddell & Reed Financial, Inc., 7.500%, 1/18/2006           1,592,235
                Financial Institution--Insurance--Life--0.2%
 750,000        AXA-UAP, Sub. Note, 8.600%, 12/15/2030                      969,367
                Financial Institution--Insurance--P&C--0.4%
 2,000,000  1,2  MBIA Global Funding LLC, 2.875%, 11/30/2006                1,998,140
                Financial Institution--REITs--0.5%
 640,000        EOP Operating LP, 8.375%, 3/15/2006                         693,498
 1,500,000      Rouse Co., 5.375%, 11/26/2013                               1,413,349
                Total                                                       2,106,847
                Foreign--Local--Govt.--0.1%
 600,000        Hydro Quebec, Sr. Deb., 6.300%, 5/11/2011                   673,866
                Oil & Gas--1.4%
 1,500,000      Gaz Capital SA, Note, Series 144A, 8.625%,
                4/28/2034                                                   1,552,500
 1,160,000      Gazprom, Note, Series 144A, 9.625%, 3/01/2013               1,264,400
 1,900,000      Pemex Project Funding Mas, Company Guarantee,
                7.375%, 12/15/2014                                          2,088,100
 1,950,000  1,2 Petrozuata Finance Inc., Company Guarantee, Series
                144A, 8.220%, 4/01/2017                                     1,881,750
                Total                                                       6,786,750
                Rail Industry--0.3%
 1,500,000      Transportacion Ferroviaria Mexicana SA de CV,
                Company Guarantee, 11.750% 6/15/2009                        1,515,000
                Sovereign--0.2%
 1,000,000      Aries Vermogensverwaltng, Note, Series 144A,
                9.600%, 10/25/2014                                          1,125,000
                Steel--0.2%
 900,000    1,2 CSN Islands VIII Corp., Company Guarantee, Series
                144A, 9.750%, 12/16/2013                                    900,000
                Telecommunications & Cellular--0.3%
 1,350,000      Philippine Long Distance, Sr. Unsub., 11.375%,
                5/15/2012                                                   1,555,875
                Utilities--0.3%
 1,200,000      CIA Saneamento Basico, Note, Series 144A, 12.000%,
                6/20/2008                                                   1,287,000
                Total CORPORATE BONDS (identified cost $49,764,080)         52,375,238
                Governments/Agencies--13.8%
                Government Agency--0.1%
 500,000        Banque Centrale de Tunis, Unsub., 7.375%, 4/25/2012         558,950
                Sovereign--13.7%
 2,873,287      Brazil, Gov Brady, C Bond, 8.000%, 4/15/2014                2,812,373
 1,500,000      Brazil, Government of, 14.500%, 10/15/2009                  1,899,000
 2,900,000      Brazil, Government of, Bond, 11.500%, 3/12/2008             3,320,500
 3,320,000      Brazil, Government of, Note, 11.000%, 1/11/2012             3,726,700
 2,000,000      Brazil, Government of, Note, 12.000%, 4/15/2010             2,325,000
 950,000        Bulgaria, Government of, Bond, Series REGS,
                8.250%, 1/15/2015                                           1,166,790
 1,740,000      Colombia, Government of, 10.000%, 1/23/2012                 1,948,800
 750,000        Colombia, Government of, 10.750%, 1/15/2013                 866,250
 1,000,000      Colombia, Republic of, Bond, 8.125%, 5/21/2024              912,500
 650,000        El Salvador, Government, Bond, Series REGS,
                8.250%, 4/10/2032                                           635,375
 850,000    1,2 Guatemala, Government of, Note, Series 144A,
                9.250%, 8/01/2013                                           937,125
 30,000,000     Mexican Fixed Rate Bonds, Series M 20, 8.000%,
                12/07/2023                                                  1,991,745
 37,140,500     Mexico Fixed Rate Bonds, Bond, Series MI10,
                8.000%, 12/19/2013                                          2,816,115
 1,000,000      Mexico, Government of, Bond, 11.500%, 5/15/2026             1,502,500
 3,150,000      Mexico, Government of, Bond, 8.000%, 9/24/2022              3,544,695
 3,050,000      Mexico, Government of, Note, 7.500%, 1/14/2012              3,455,650
 700,000        Mexico, Government of, Note, 8.125%, 12/30/2019             806,785
 1,250,000      Peru, Government of, Note, 9.875%, 2/06/2015                1,412,500
 1,300,000      Philippines, Government, 9.875%, 1/15/2019                  1,366,950
 850,000        Philippines, Government , Note, 8.250%, 1/15/2014           836,400
 600,000        Philippines, Government of, Note, 10.625%,
                3/16/2025                                                   664,800
 4,100,000      Russia, Government of, Series REGS, 8.250%,
                3/31/2010                                                   4,487,245
 1,500,000      Russia, Government of, Series REGS, 10.000%,
                6/26/2007                                                   1,705,050
 7,300,000  1,2 Russia, Government of, Unsub., Series REGS, 5.000%
                3/31/2030                                                   7,002,160
 2,600,000,000,0Turkey, Government of,1/18/2006                             1,792,208
 2,750,000      Turkey, Government of, 11.000%, 1/14/2013                   3,348,125
 1,000,000      Turkey, Government of, 9.500%, 1/15/2014                    1,130,000
 756,014        Ukraine, Government of, Sr. Note, Series REGS,
                11.000%, 3/15/2007                                          820,766
 1,000,000      Venezuela, Government of Brady Par, Par Bond,
                Series X-B, 6.75%, 3/31/2020                                947,500
 1,850,000      Venezuela, Government of, 10.750%, 9/19/2013                2,021,125
 670,000        Venezuela, Government of, 9.375%, 1/13/2034                 621,760
 2,030,000      Venezuela, Government of, Bond, 9.250%, 9/15/2027           1,905,155
                Total                                                       64,729,647
                Total GOVERNMENTs / AGENCIES (identified cost
                $59,526,630)                                                65,288,597
                Preferred Stocks--1.2%
                Consumer Discretionary--0.5%
 9,800          Boise Cascade Corp., Conv. Pfd., $3.75 Annual
                Dividend                                                    472,850
 68,500         General Motors Corp., Conv. Pfd., Series C, $1.56
                Annual Dividend                                             1,907,040
                Total                                                       2,379,890
                Financials--0.1%
 8,800          Washington Mutual, Inc., Conv. Pfd., $2.69 Annual
                Dividend                                                    476,080
                Information Technology--0.1%
 10,300         Motorola, Inc., Conv. Pfd., $2.75 Annual Dividend           473,800
                Telecommunication Services--0.4%
 37,500         Alltel Corp., DECS, $3.88 Annual Dividend                   1,925,625
                Utilities--0.1%
 10,900         American Electric Power , DECS, $4.63 Annual
                Dividend                                                    488,102
                Total Preferred Stocks (identified cost $5,048,937)         5,743,497
                U.S. Treasury--2.7%
$6,300,000      United States Treasury Bond, 10.750%, 8/15/2005             6,822,207
 3,121,000      United States Treasury Bond, 11.625%, 11/15/2004            3,183,545
 2,430,000      United States Treasury Bond, 12.000%, 5/15/2005             2,602,579
                Total U.S. Treasury (identified cost $14,156,131)           12,608,331
                Mutual Funds--37.7%
 1,274,692  3   Federated Mortgage Core Portfolio                           13,014,602
 55,807,620 3   Prime Value Obligations Fund, IS Shares                     55,807,620
 15,885,965     High Yield Bond Portfolio                                   109,930,878
                Total mutual funds (identified cost $168,317,559)           178,753,100
                Purchase PUT Options--0.0%
 4,800,000      BONY USD CALL/MXN PUT (Call-Option) Strike Price
                11.5945, Expiration Date 10/21/2004                         35,040
 7,271,174      Deutsche Brazil C PUT Strike Price 93.25,
                Expiration Date 10/04/2004                                  14,542
                Total Options (identified cost $297,224)                    49,582
                Total
                Investments--103.1%
                (identified cost $461,372,064)4                             489,288,470
                other assets and liabilities-net--(3.1)%                     (14,488,700)
                total net assets--100%                                 $     474,799,770


1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $14,307,330 which represents 3.0% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At August 31, 2004, these securities amounted to $14,307,330 which represents 3.0% of total net assets.

3    Affiliated company.

4 The cost of investments for federal tax purposes amounts to $463,335,074. The net unrealized appreciation of investments for federal tax purposes was $25,953,396. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,001,763 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,048,367.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt
DECS        --Dividend Enhanced Convertible Stock
REITs       --Real Estate Investment Trusts


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004